Costs and expenses by nature (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Costs And Expenses By Nature
Expenses related to Brumadinho event	$ (483)	$ (930)	$ (1,079)
Reversal (increase) in provisions related to de-characterization of dam and asset decommissioning obligation	172	(229)	(128)
Provision for litigations	(303)	(229)	(153)
Profit sharing program	(189)	(147)	(131)
Expenses related with socio-environmental commitments	(360)	(181)	(180)
Other	(326)	218	(51)
Total	$ (1,489)	$ (1,498)	$ (1,722)